PROPERTY, PLANT AND EQUIPMENT - Schedule of Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Property, Plant and Equipment
Property, plant and equipment, Beginning balance	$ 168,724,000
Additions	37,414,000	$ 31,242,000	$ 426,000
Charge for the year	43,939,000	42,742,000	37,346,000
Property, plant and equipment, Ending balance	151,901,000	168,724,000
COST
Schedule of Property, Plant and Equipment
Property, plant and equipment, Beginning balance	366,130,000	359,684,000
Additions	37,414,000	31,242,000
Disposals/Eliminated on disposals	13,334,000	6,725,000
Disposal of a subsidiary		14,740,000
Exchange adjustments	(8,645,000)	(3,331,000)
Property, plant and equipment, Ending balance	381,565,000	366,130,000	359,684,000
DEPRECIATION AND IMPAIRMENT
Schedule of Property, Plant and Equipment
Property, plant and equipment, Beginning balance	(197,406,000)	(162,240,000)
Disposals/Eliminated on disposals	(11,124,000)	(2,417,000)
Disposal of a subsidiary		(900,000)
Exchange adjustments	(2,865,000)	(531,000)
Charge for the year	43,939,000	42,742,000
Net impairment loss recognized in profit or loss	2,308,000
Net reversal impairment recognized in profit or loss		(3,728,000)
Property, plant and equipment, Ending balance	(229,664,000)	(197,406,000)	(162,240,000)
Leasehold land and building | COST
Schedule of Property, Plant and Equipment
Property, plant and equipment, Beginning balance		2,086,000
Disposal of a subsidiary		1,843,000
Exchange adjustments		(243,000)
Property, plant and equipment, Ending balance			2,086,000
Leasehold land and building | DEPRECIATION AND IMPAIRMENT
Schedule of Property, Plant and Equipment
Property, plant and equipment, Beginning balance		(576,000)
Disposal of a subsidiary		(656,000)
Exchange adjustments		(77,000)
Charge for the year		157,000
Property, plant and equipment, Ending balance			(576,000)
Freehold lands | COST
Schedule of Property, Plant and Equipment
Property, plant and equipment, Beginning balance		11,224,000
Disposal of a subsidiary		9,919,000
Exchange adjustments		(1,305,000)
Property, plant and equipment, Ending balance			11,224,000
Leasehold improvement
Schedule of Property, Plant and Equipment
Property, plant and equipment, Beginning balance	126,123,000
Property, plant and equipment, Ending balance	117,963,000	126,123,000
Leasehold improvement | COST
Schedule of Property, Plant and Equipment
Property, plant and equipment, Beginning balance	301,500,000	276,181,000
Additions	5,520,000	12,220,000
Transfer from renovation in progress	30,251,000	(17,476,000)
Disposals/Eliminated on disposals	9,564,000	3,119,000
Disposal of a subsidiary		28,000
Exchange adjustments	(6,502,000)	(1,230,000)
Property, plant and equipment, Ending balance	321,205,000	301,500,000	276,181,000
Leasehold improvement | DEPRECIATION AND IMPAIRMENT
Schedule of Property, Plant and Equipment
Property, plant and equipment, Beginning balance	(175,377,000)	(143,351,000)
Disposals/Eliminated on disposals	(8,852,000)	(862,000)
Disposal of a subsidiary		(14,000)
Exchange adjustments	(2,056,000)	(359,000)
Charge for the year	37,564,000	36,935,000
Net impairment loss recognized in profit or loss	1,209,000
Net reversal impairment recognized in profit or loss		(3,674,000)
Property, plant and equipment, Ending balance	(203,242,000)	(175,377,000)	(143,351,000)
Machinery
Schedule of Property, Plant and Equipment
Property, plant and equipment, Beginning balance	8,813,000
Property, plant and equipment, Ending balance	7,064,000	8,813,000
Machinery | COST
Schedule of Property, Plant and Equipment
Property, plant and equipment, Beginning balance	15,712,000	14,969,000
Additions	1,589,000	1,780,000
Disposals/Eliminated on disposals	1,204,000	1,027,000
Disposal of a subsidiary		9,000
Exchange adjustments	(490,000)	(1,000)
Property, plant and equipment, Ending balance	15,607,000	15,712,000	14,969,000
Machinery | DEPRECIATION AND IMPAIRMENT
Schedule of Property, Plant and Equipment
Property, plant and equipment, Beginning balance	(6,899,000)	(4,724,000)
Disposals/Eliminated on disposals	(867,000)	(634,000)
Disposal of a subsidiary		(6,000)
Exchange adjustments	(254,000)
Charge for the year	2,741,000	2,815,000
Net impairment loss recognized in profit or loss	24,000
Property, plant and equipment, Ending balance	(8,543,000)	(6,899,000)	(4,724,000)
Transportation equipment
Schedule of Property, Plant and Equipment
Property, plant and equipment, Beginning balance	583,000
Property, plant and equipment, Ending balance	629,000	583,000
Transportation equipment | COST
Schedule of Property, Plant and Equipment
Property, plant and equipment, Beginning balance	1,505,000	1,871,000
Additions	274,000	256,000
Disposals/Eliminated on disposals	167,000	238,000
Disposal of a subsidiary		350,000
Exchange adjustments	(134,000)	(34,000)
Property, plant and equipment, Ending balance	1,478,000	1,505,000	1,871,000
Transportation equipment | DEPRECIATION AND IMPAIRMENT
Schedule of Property, Plant and Equipment
Property, plant and equipment, Beginning balance	(922,000)	(1,150,000)
Disposals/Eliminated on disposals	(129,000)	(212,000)
Disposal of a subsidiary		(184,000)
Exchange adjustments	(107,000)	(14,000)
Charge for the year	163,000	182,000
Property, plant and equipment, Ending balance	(849,000)	(922,000)	(1,150,000)
Furniture and fixture
Schedule of Property, Plant and Equipment
Property, plant and equipment, Beginning balance	18,804,000
Property, plant and equipment, Ending balance	17,197,000	18,804,000
Furniture and fixture | COST
Schedule of Property, Plant and Equipment
Property, plant and equipment, Beginning balance	32,938,000	31,668,000
Additions	3,352,000	2,908,000
Disposals/Eliminated on disposals	1,216,000	1,234,000
Disposal of a subsidiary		126,000
Exchange adjustments	(847,000)	(278,000)
Property, plant and equipment, Ending balance	34,227,000	32,938,000	31,668,000
Furniture and fixture | DEPRECIATION AND IMPAIRMENT
Schedule of Property, Plant and Equipment
Property, plant and equipment, Beginning balance	(14,134,000)	(12,439,000)
Disposals/Eliminated on disposals	(1,201,000)	(709,000)
Disposal of a subsidiary		(40,000)
Exchange adjustments	(449,000)	(80,000)
Charge for the year	3,471,000	2,653,000
Net impairment loss recognized in profit or loss	1,075,000
Net reversal impairment recognized in profit or loss		(129,000)
Property, plant and equipment, Ending balance	(17,030,000)	(14,134,000)	(12,439,000)
Renovation in progress
Schedule of Property, Plant and Equipment
Property, plant and equipment, Beginning balance	14,401,000
Property, plant and equipment, Ending balance	9,048,000	14,401,000
Renovation in progress | COST
Schedule of Property, Plant and Equipment
Property, plant and equipment, Beginning balance	14,475,000	21,685,000
Additions	26,679,000	14,078,000
Transfer from renovation in progress	(30,251,000)	17,476,000
Disposals/Eliminated on disposals	1,183,000	1,107,000
Disposal of a subsidiary		2,465,000
Exchange adjustments	(672,000)	(240,000)
Property, plant and equipment, Ending balance	9,048,000	14,475,000	$ 21,685,000
Renovation in progress | DEPRECIATION AND IMPAIRMENT
Schedule of Property, Plant and Equipment
Property, plant and equipment, Beginning balance	(74,000)
Disposals/Eliminated on disposals	(75,000)
Exchange adjustments	$ 1,000	(1,000)
Net reversal impairment recognized in profit or loss		75,000
Property, plant and equipment, Ending balance		$ (74,000)